Fair Value Option (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Option (Tables) [Abstract]
Changes in fair value under the fair value option election

	Three months ended March 31,
	2011				2010
				Total changes				Total changes
	Principal	Other		in fair value	Principal	Other		in fair value
(in millions)	transactions	Income		recorded	transactions	income		recorded

Federal funds sold and securities purchased under resale agreements	$(118)	$—		$(118)	$19	$—		$19
Securities borrowed	9	—		9	12	—		12
Trading assets:
Debt and equity instruments, excluding loans	164	3	(c)	167	156	1	(c)	157
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	—		480	409	(6	)(c)	403
Other changes in fair value	125	723	(c)	848	(384)	755	(c)	371
Loans:
Changes in instrument-specific credit risk	(6)	—		(6)	47	—		47
Other changes in fair value	143	—		143	(27)	—		(27)
Other assets	—	—		—	—	(53	)(d)	(53)
Deposits(a)	(17)	—		(17)	(189)	—		(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	—		35	(9)	—		(9)
Other borrowed funds(a)	217	—		217	74	—		74
Trading liabilities	(3)	—		(3)	(3)	—		(3)
Beneficial interests issued by consolidated VIEs	(34)	—		(34)	46	—		46
Other liabilities	(3)	(2)	(d)	(5)	23	—		23
Long-term debt:
Changes in instrument-specific credit risk(a)	54	—		54	51	—		51
Other changes in fair value(b)	(24)	—		(24)	226	—		226

(a)	Total changes in instrument-specific credit risk related to structured notes were $23 million and $108 million for the three months ended March 31, 2011 and 2010, respectively. Those totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt.

(b)	Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need. The embedded derivative is the primary driver of risk. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.

Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding

	March 31, 2011			December 31, 2010
			Fair value			Fair value
			over/(under)			over/(under)
	Contractual		contractual	Contractual		contractual
	principal		principal	principal		principal
(in millions)	outstanding	Fair value	outstanding	outstanding	Fair value	outstanding

Loans
Performing 90 days or more past due
Loans reported as trading assets	$—	$—	$—	$—	$—	$—
Loans	—	—	—	—	—	—
Nonaccrual Loans
Loans reported as trading assets	5,632	1,509	(4,123)	5,246	1,239	(4,007)
Loans	892	60	(832)	927	132	(795)

Subtotal	6,524	1,569	(4,955)	6,173	1,371	(4,802)
All other performing loans
Loans reported as trading assets	38,107	32,740	(5,367)	39,490	33,641	(5,849)
Loans	2,246	1,275	(971)	2,496	1,434	(1,062)

Total loans	$46,877	$35,584	$(11,293)	$48,159	$36,446	$(11,713)

Long-term debt
Principal—protected debt	$19,820 (b)	$20,207	$387	$20,761 (b)	$21,315	$554
Nonprincipal—protected debt(a)	NA	17,708	NA	NA	17,524	NA

Total long-term debt	NA	37,915	NA	NA	$38,839	NA

Long-term beneficial interests
Principal—protected debt	$—	$—	$—	$49	$49	$—
Nonprincipal—protected debt(a)	NA	1,276	NA	NA	1,446	NA

Total long-term beneficial interests	NA	$1,276	NA	NA	$1,495	NA

(a)	Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.